Development costs - Summary of Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Development Cost [Abstract]
Balance at beginning	$ 2,861
Balance at ending	6,569	$ 2,861
Cost
Reconciliation Of Development Cost [Abstract]
Balance at beginning	5,969	3,360
Additions	7,250	3,237
Investment tax credits	(788)	(628)
Cost fully amortized	(380)
Balance at ending	12,051	5,969
Accumulated amortization
Reconciliation Of Development Cost [Abstract]
Balance at beginning	(3,108)	(1,827)
Cost fully amortized	331
Amortization	(2,705)	(1,281)
Balance at ending	$ (5,482)	$ (3,108)